Exploration And Evaluation And General And Administrative Expenses	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation And General And Administrative Expenses
EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES
9.	EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES

(a)	Exploration and Evaluation Expenses ("E&E")

For the year ended December 31, 2022 and 2021, E&E consisted of the following:

E&E	2022	2021
Engineering	$1,390	$3,860
Environmental	2,187	2,237
Property fees	1,194	1,150
Site activities	1,565	2,089
Socio-economic	2,242	2,403
Transportation	620	523
Other activities and travel	71	173
Total	$9,269	$12,435

(b)        General and Administrative Expenses ("G&A")

For the year ended December 31, 2022 and 2021, G&A consisted of the following:

G&A	2022	2021
Conference and travel	$248	$131
Consulting	651	1,902
Depreciation of right-of-use assets	104	192
Insurance	2,422	1,502
Office costs, including information technology	769	815
Management and administration	3,130	3,891
Shareholder communication	1,276	1,309
Trust and filing	426	249
Total	$9,026	$9,991